EXCEED DEFINED SHIELD INDEX FUND, EXCEED DEFINED HEDGE INDEX FUND, and EXCEED DEFINED ENHANCEMENT INDEX FUND (the “Funds”)

Supplement dated January 19, 2016 to the Prospectus dated December 24, 2014, as supplemented through December 30, 2015

1.	Changes to the names of the Indices

All references to the NASDAQ Exceed Structured Protection Index (EXPROT) are hereby replaced with NASDAQ Exceed Defined Protection Index (EXPROT).

All references to NASDAQ Exceed Structured Hedged Index (EXHEDG) are hereby replaced with NASDAQ Defined Hedge Index. (EXHEDG)

All references to the NASDAQ Exceed Structured Enhanced Index (EXENHA) are hereby replaced with NASDAQ Defined Enhancement Index (EXENHA).

*           *           *

For more information, please contact a Fund customer service representative at (844) 800-5092 (toll free)

PLEASE RETAIN FOR FUTURE REFERENCE.

EXCEED DEFINED SHIELD INDEX FUND, EXCEED DEFINED HEDGE INDEX FUND, and EXCEED DEFINED ENHANCEMENT INDEX FUND (the “Funds”)

Supplement dated January 19, 2016 to the Statement of Additional information dated December 24, 2014, as supplemented through October 5, 2015

1.	The section entitled “Index Provider” under the heading “Other Fund Service Providers” is hereby revised as follows:

All references to the NASDAQ EXCEED STRUCTURED INDEX are hereby replaced with the NASDAQ EXCEED DEFINED INDEX.

*           *           *

For more information, please contact a Fund customer service representative at (844) 800-5092 (toll free)

PLEASE RETAIN FOR FUTURE REFERENCE.